Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 141,538	$ 160,670	$ 167,982
Cost of revenues	(52,063)	(61,247)	(63,975)
Gross profit	89,475	99,423	104,007
Operating expenses:
Research and development expenses	(77,666)	(114,502)	(110,666)
Sales and marketing expenses	(33,958)	(53,769)	(46,276)
General and administrative expenses	(34,976)	(38,671)	(30,326)
Total operating expenses	(146,600)	(206,942)	(187,268)
Other operating income	1,729	3,697	2,568
Impairment of goodwill	(31,928)	(11,941)
Loss from operations	(87,324)	(115,763)	(80,693)
Exchange gain (loss)	(151)	(5,021)	558
Interest income	18,836	9,636	8,353
Interest expense	(20)
Losses from extinguishment of convertible note	(1,230)
Investment loss (including impairment)	(18,526)	(8,813)	(1,659)
Other Income	1,649		1,597
Loss before income taxes	(86,766)	(119,961)	(71,844)
Income taxes	(422)	(663)	(840)
Equity in income of affiliates	(31)	244	329
Net loss	(87,219)	(120,380)	(72,355)
Net loss attributable to Agora, Inc.'s ordinary shareholders	(87,219)	(120,380)	(72,355)
Other comprehensive loss:
Foreign currency translation adjustments	(3,418)	(9,857)	1,307
Unrealized gain on debt securities	1,385	(1,286)	(99)
Total comprehensive loss attributable to Agora, Inc.'s ordinary shareholders	$ (89,252)	$ (131,523)	$ (71,147)
Net loss per share attributable to Agora, Inc.'s ordinary shareholders-basic	$ (0.22)	$ (0.27)	$ (0.16)
Net loss per share attributable to Agora, Inc.'s ordinary shareholders-diluted	$ (0.22)	$ (0.27)	$ (0.16)
Weighted average number of ordinary shares-basic	398,384,385	446,426,914	440,864,190
Weighted average number of ordinary shares-diluted	398,384,385	446,426,914	440,864,190
Share-based compensation expenses included in:
Share-based compensation	$ 24,612	$ 32,363	$ 31,481
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation	621	906	879
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation	12,696	18,055	19,737
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation	4,145	6,140	4,843
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation	7,150	7,262	6,022
Real-time engagement service revenues
Total revenues	133,098	152,886	159,943
Other revenues
Total revenues	$ 8,440	$ 7,784	$ 8,039